OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
NOTE 12	-	OTHER CURRENT LIABILITIES

Composition:

	US dollars
	December 31,
(in thousands)	2019	2018

Accrued expenses	7,663	10,281
Accrued payroll and related taxes	9,072	7,231
Government institutions	4,663	6,629
Accrued dividend	5,066	4,822
Operating lease liabilities, current	1,787	-
Others	2,902	3,512
	31,153	32,475